Securities Lending - Schedule of Contractual Gross and Net Securities Borrowing and Lending Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Contractual Gross and Net Securities Borrowing and Lending Balances [Abstract]
Securities borrowed	$ 106,777		$ 43,022		$ 2,870,939
Securities borrowed		[1]		[1]		[2]
Securities borrowed	106,777		43,022		2,870,939
Securities borrowed	106,777	[3]	43,022	[3]	2,870,939	[4]
Securities borrowed
Securities loaned	89,165		27,942		2,859,306
Securities loaned		[1]		[1]		[2]
Securities loaned	89,165		27,942		2,859,306
Securities loaned	89,165	[3]	27,942	[3]	2,859,306	[4]
Securities loaned

[1]	Includes financial instruments subject to enforceable master netting provisions that are permitted to be offset to the extent an event of default has occurred.
[2]	Includes financial instruments subject to enforceable master netting provisions that are permitted to be offset to the extent an event of default has occurred.
[3]	Includes the amount of cash collateral held/posted.
[4]	Includes the amount of cash collateral held/posted.